Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,530,462)	$ (9,621,963)	$ (8,126,451)	$ (11,986,837)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	29,232	268,755	364,966	470,878
Depreciation expense		18,786	10,520	16,782
Non-cash lease expense		14,960	37,736	52,384
Changes in operating assets and liabilities:
Prepaid expenses	(128,000)			(509,342)
Prepaid expenses and other current assets		332,548	(1,436,642)
Accounts payable	865,901	(736,246)	165,200	(269,640)
Accrued payroll and related expenses	266,852			489,877
Accrued expenses	76,023	(568,937)	807,324	695,917
Operating lease liability		(16,752)	(34,319)	(50,592)
Accrued interest on Promissory Notes Payable & Convertible Note		36,920
Net cash used in operating activities	(1,420,454)	(10,271,929)	(8,211,666)	(11,090,573)
Cash flows from investing activities:
Purchase of property and equipment			(148,116)	(131,963)
Net cash used in investing activities			(148,116)	(131,963)
Cash flows from financing activities:
Proceeds from the Convertible Note		2,500,000
Repayment of the Convertible Note		(2,500,000)
Proceeds from the Business Combination, net		11,923,499
Proceeds from the PIPE Investment, net		7,262,219
Proceeds from Rollover Warrant exercise		5,074
Repurchase for the Forward Share Purchase Agreement exercise		(7,652,325)
Repayments of Promissory Notes Payable, including interest		(796,882)
Proceeds from Pre-Funded Warrants exercise		13
Proceeds from the July 2022 Public Offering, net		4,451,048
Proceeds from issuance of common stock, net	5,509,121		599,996	599,996
Proceeds from issuance of Series A Preferred Stock, net	403,733		3,499,997	3,499,997
Proceeds from issuance of Series A-1 Preferred Stock, net			3,904,872	3,904,872
Net cash provided by financing activities	5,912,854	15,192,646	8,004,865	8,004,865
Net increase (decrease) in cash and cash equivalents		4,920,717	(354,917)
Net (decrease) increase in cash and cash equivalents	4,492,400			(3,217,671)
Cash and cash equivalents at beginning of period		1,274,729	4,492,400	4,492,400
Cash and cash equivalents at end of period	4,492,400	6,195,446	4,137,483	1,274,729
Supplemental disclosure of non-cash investing and financing activities:
Current liabilities assumed in the Business Combination		2,149,432
Deferred underwriting commissions assumed in the Business Combination		2,911,260
Conversion of Series A Preferred Stock to common stock		3,903,730
Conversion of Series A-1 Preferred Stock to common stock		3,578,197
Equity Issuance for fees in connection with the Business Combination		300
Issuance of Common Warrants in connection with the PIPE Investment		3,634,262
Issuance of Placement Agent Warrants in connection with the PIPE Investment		508,797
Premium Financing Agreement - D&O Insurance		513,333
Conversion of Accrued Expenses to Equity in connection with the Business Combination		749,700
Issuance of New Common Stock Warrants in connection with the July 2022 Public Offering		4,490,457
Issuance of New Placement Agent Warrants in connection with the July 2022 Public Offering		310,137
Acquisition of right-of-use asset through operating lease obligation			67,344	67,344
Issuance of warrants in connection with Series A-1 Preferred Stock			$ 326,675	$ 326,675